Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Loss Before Taxes

For financial reporting purposes loss before taxes includes the following components:

	Year ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Israel	(5,467)	(2,866)	(2,081)
Foreign	(2,027)	(1,700)	(126)

	(7,494)	(4,566)	(2,207)

Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) was as follows:

	Year ended December 31
	2024	2023	2022
Current:	U.S. dollars in thousands
Israel	8	7	-
Foreign	101	78	12
Total current income tax expense	109	85	12
Deferred:
Israel		-	-
Foreign	201	(53)	(18)
Total deferred tax expenses (income)	201	(53)	(18)
Total tax expense (benefit)	310	32	(6)

Schedule of Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the Group’s statutory income tax rate to effective income tax rate is as follows:

	December 31,
	2024	2023	2022
	U.S. dollars in thousands
Loss before taxes on income	(7,494)	(4,566)	(2,207)
Statutory tax rate	23%	23%	23%
Tax (tax benefit) computed at the statutory tax rate	(1,724)	(1,050)	(508)
Increase (decrease) in taxes on income resulting from the following:
Tax rate differences applicable to subsidiaries	(525)	(46)	(110)
Previous years taxes	18	-	-
Tax losses and timing differences for which deferred taxes were not recognized	2,541	1,128	612
Taxes on income	310	32	(6)

Schedule of Deferred Taxes

Deferred taxes are comprised of the following components:

	Year ended December 31,
	2024	2023
	U.S. dollars in thousands
Deferred tax asset
Intangible assets	487	388
Investment accounted for using the equity method	511	262
Operating lease right of use asset	72	28
Operating loss carryforward	2,719	1,578
Total deferred tax assets	3,789	2,256
Valuation allowance	(3,717)	(2,060)
Total deferred tax assets after valuation allowance	72	196

Deferred tax liabilities

Fixed asset	33	-
Operating lease liability	72	28
Total deferred tax liability	105	28

Net deferred tax (liability) assets	(33)	168